Operating Lease	6 Months Ended
Jun. 30, 2024
Operating Lease [Abstract]
OPERATING LEASE

6. OPERATING LEASE

As of June 30, 2024, the Company leases office spaces in the PRC under non-cancelable operating leases, with terms ranging between 24 months and 36.5 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of the incremental borrowing rate.

For operating leases that include rent holidays and rent escalation clauses, the Company recognizes lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company records the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the unaudited condensed consolidated statements of operations and comprehensive (loss) income. The corporate office lease also requires the Company to pay real estate taxes, common area maintenance costs and other occupancy costs which are included in the general and administrative expenses on the unaudited condensed consolidated statements of operations and comprehensive (loss) income.

The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

For short-term leases, the Company records operating lease expense in its unaudited condensed consolidated statements of operations and comprehensive (loss) income on a straight-line basis over the lease term and record variable lease payments as incurred.

The table below presents the operating lease related assets and liabilities recorded on the unaudited condensed consolidated balance sheets.

	June 30, 2024	December 31, 2023
Right of use assets	$1,415,033	$1,680,547

Operating lease liabilities, current	752,429	761,904
Operating lease liabilities, noncurrent	638,711	1,003,943
Total operating lease liabilities	$1,391,140	$1,765,847

Other information about the Company’s leases is as follows:

	For the Six Months Ended June 30,
	2024	2023
Operating cash flows used in operating leases	$376,638	$293,214
Weighted average remaining lease term (years)	1.81	2.33
Weighted average discount rate	4.75%	4.75%

For the six months ended June 30, 2024 and 2023, operating lease expenses were $350,008 and $488,348, respectively, among which short-term rental expenses were $6,798 and $44,929, respectively.

The following is a schedule, by period/year, of maturities of lease liabilities as of June 30, 2024:

June 30, 2024
For the six months ending December 31, 2024	$439,300
For the year ending December 31, 2025	796,179
For the year ending December 31, 2026	217,140
Total lease payments	1,452,619
Less: Imputed interest	(61,479)
Present value of lease liabilities	$1,391,140